UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Systematic Trading LLC
Address:   133 West 14th Street, #7
           New York, NY 10011

Form  13F  File  Number:  028-14320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Ashwin Kapur
Title:     Managing Principal
Phone:     212-255-1954

Signature,  Place,  and  Date  of  Signing:

 /s/ Ashwin Kapur           New York, NY           8/15/2011
-----------------          -------------          ------------
   [Signature]              [City, State]          [Date]

Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            0
Form  13F  Information  Table  Entry  Total:      0
Form 13F Information Table Value Total:           0
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE